Prepaid Expenses and Other Assets, Net - Schedule of Prepaid Expenses and Other Assets, Net (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Prepaid expenses and other current assets：
Prepaid expenses		$ 2,362,967	$ 2,402,310
Receivables from third parties		1,751,051	1,023,861
Receivables from disposal of long-term investment			786,490
Value-added tax (“VAT”) receivables		173,138	160,822
Rent deposits		130,970	132,292
Others		1,228,027	1,031,148
Prepaid expenses and other current assets		5,646,153	5,536,923
Allowance for credit losses		(4,343,812)	(4,213,287)
Prepaid expenses and other current assets, net		1,302,341	1,323,636
Prepaid expenses and other non-current assets:
Prepaid case acceptance fee	[1]	3,765,737	3,653,730
Long-term receivables from third parties	[2]	3,000,000	3,000,000
Others	[3]	1,031,672	1,002,944
Prepaid expenses and other non-current assets		7,797,409	7,656,674
Allowance for credit losses		(7,797,409)	(4,000,987)
Prepaid expenses and other non-current assets, net			3,655,687
Total		$ 1,302,341	$ 4,979,323

[1]	Prepaid case acceptance fee is the expense paid by the plaintiff in advance according to PRC law when the court decides to accept civil cases, economic dispute cases, maritime cases and administrative cases. The court charged the case acceptance fee of $3.8 million in proportion to the claim amount of the lawsuit between the Group and Apple. On June 10, 2026, the Shanghai High People’s Court issued first-instance judgments in two parallel cases. In the invention patent infringement lawsuit (Case No. (2020) Hu Zhi Min Chu No. 7), the Court dismissed all claims brought by Shanghai Xiao i Robot Co., Ltd. (“Xiao i”), which alleged that Apple’s Siri technology infringed Xiao i’s invention patent titled “A Chatbot System” (Patent No. 200410053749.9). In the declaratory non-infringement action (Case No. (2022) Hu Zhi Min Chu No. 3), the Court ruled that Siri installed on the specified iPhone models does not fall within the scope of protection of the patent in question, and rejected Apple’s claim for RMB 2 million in reimbursement of reasonable litigation costs. The Company disagrees with such first-instance infringement rulings and intends to file an appeal with the Supreme People’s Court within the statutory time limit. The lawsuit is not expected to close within the one year and the amount is recognized in non-current portion of prepaid expenses, which was fully impaired during the period ended June 30, 2026.
[2]	In March 2023, the Group entered into agreement to lend $3 million to Tackle Finance Limited, with maturity of one year and annual interest rate of 5%. In March 2024, the Group entered into a supplemental agreement to extend the maturity of the borrowing for another two years. As a result, as of June 30, 2025, the loan was reclassified from non-current asset to current asset. As of June 30, 2026, the Group recorded credit losses for the above receivable amounting to $3 million, along with interest receivable of $253,301 based on the management’ estimation of the collectability of the receivable from Tackle Finance Limited.
[3]	In February 2022, the Company entered into an agreement with Shanghai Ranyu Network Technology Co., Ltd. (“Ranyu”) to establish Zhizhen Guorui, Ranyu holds 14% of its equity interest in Zhizhen Guorui of RMB7,000,000 (equivalent to $ 1,031,672). According to the agreement, the capital contribution is paid by the Company on behalf of Ranyu. Although Ranyu indicated its intention to make payments gradually after the completion of Zhizhen Guorui’s project development and the corresponding improvement in its operational conditions. Originally, the company recorded this advance as a long-term equity investment. As of June 30, 2026, Zhizhen Guorui’s project has been halted, the repayment condition stipulated in the agreement cannot be fulfilled, thus a reverse of long-term investment and recognition of other non-current assets of RMB7,000,000 (equivalent to $ 1,031,672) was made along with a full impairment.